Stockholders' equity and dividend payment, Dividend payment (Details) - USD ($) $ / shares in Units, $ in Thousands														12 Months Ended
	Feb. 25, 2021	Nov. 25, 2020	Sep. 02, 2020	May 26, 2020	Feb. 25, 2020	Nov. 14, 2019	Aug. 29, 2019	May 28, 2019	Feb. 26, 2019	Nov. 23, 2018	Aug. 31, 2018	May 30, 2018	Feb. 28, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividend Payment [Abstract]
Total payment		$ 34,200	$ 82,000	$ 51,500	$ 47,000	$ 7,300	$ 2,800	$ 11,400	$ 7,100	$ 2,900	$ 2,900	$ 2,900	$ 2,900	$ 214,669	$ 28,685	$ 11,487
Per common share (in dollars per share)		$ 0.20	$ 0.48	$ 0.35	$ 0.32	$ 0.05	$ 0.02	$ 0.08	$ 0.05	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 1.35	$ 0.20	$ 0.08
Subsequent Events [Member]
Dividend Payment [Abstract]
Per common share (in dollars per share)	$ 0.05
Dividends payable date	Feb. 25, 2021
Dividend paid, record date	Feb. 18, 2021
Dividend paid	$ 8,600